Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
At cost:
Property and equipment, gross	¥ 3,994,348	$ 25,929	¥ 3,994,348
Accumulated depreciation	(3,375,156)	(21,910)	(3,066,490)
Property and equipment, net	619,192	4,019	927,858
Office equipment [Member]
At cost:
Property and equipment, gross	¥ 3,994,348	$ 25,929	¥ 3,994,348